Provisions	12 Months Ended
Dec. 31, 2018
Provisions [Abstract]
Provisions
24.	Provisions

	Dilapidations provision		Share based payments employment taxes provision		Total
	2017	2018	2017	2018	2017	2018
At January 1	1,834	2,165	2,101	2,977	3,935	5,142
Additional provision in the year	406	1,263	1,012	6,614	1,418	7,877
Transfer from trade and other payables	-	-	-	2,182	-	2,182
Release of provision in the year	-	(815)	-	-	-	(815)
Foreign exchange	(75)	(98)	(136)	(826)	(211)	(924)
At December 31	2,165	2,515	2,977	10,947	5,142	13,462

The dilapidations provision reflects the best estimate of the cost to restore leasehold property in line with the Group’s contractual obligations. Based on a detailed analysis the Group has estimated a liability of $2,515,000 (2017: $2,165,000). In estimating the liability the Group has made assumptions which are based on past experience. Assuming the leases are not extended, the Group expects the economic outflows to match the contractual end date of Group leases. The Group leases have an average length of six years with an average of four years remaining.

The share based payments employment taxes provision reflects the best estimate of the cost to settle employment related taxes on the Group share based payments based on the most recent share price and the number of share options expected to vest where the Group has an obligation to settle employment related taxes. The Group has estimated a liability of $10,947,000 (2017: $2,977,000).When a share option is exercised, the liability for employment related taxes crystalizes. During 2018, $2,182,000 (2017: $nil) was transferred from provisions to trade and other payables. As at December 31, 2018 none of the amount in trade and other payables had been utilized (2017: $nil). We expect the provision to be fully utilized in 9.54 years (2017: 8.00 years) being the weighted average remaining contracted life of options outstanding at year end. It is likely that this provision will be utilized over a shorter period. However, this is dependent on when the option holder exercises which the Group is not in control of.